Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

8.     Inventories

	12/31/2018	12/31/2017
Finished goods
Pulp
Domestic	167,317	82,008
Foreign	485,226	198,380
Paper
Domestic	227,303	207,059
Foreign	67,872	67,223
Work in process	52,882	63,797
Raw materials	626,150	399,086
Spare Parts	226,354	180,712

	1,853,104	1,198,265

As of December 31, 2018, inventories are net of estimated losses in the amounts of R$ 33,195 (December 31, 2017, R$ 51,911).

8.1 Changes in provision for losses

	12/31/2018	12/31/2017

Balance at the beginning of the year	(51,911)	(28,206)
Constitution/Reversal of provisions	(4,732)	(31,482)
Write-off inventories (a)	23,447	7,777

Balance at the end of the year	(33,195)	(51,911)
(a)	In 2018, it refers substantially to the definitive write-off (non-recurring losses) with raw material in the production process.

The additions and reversals of estimated and direct losses are recognized in the statement of income under the item Cost of the product.

In the year ending December 31, 2018, additional write-offs for specific projects were directly recognized in the income statement in the amount of R$ 29,828 (On December 31, 2017 was R$ 7,687).

No inventory item was given as guarantee or liability guarantee for the years presented.